Acquisitions (Narrative) (Details)																							3 Months Ended		9 Months Ended	12 Months Ended		13 Months Ended
	Oct. 10, 2016 USD ($) shares	Sep. 16, 2016	Aug. 15, 2016 USD ($) shares	Jul. 12, 2016 USD ($) $ / shares shares	Jun. 14, 2016 USD ($) shares	May 18, 2016 USD ($)	May 12, 2016 USD ($) $ / shares shares	Apr. 25, 2016 USD ($) shares	Apr. 13, 2016 shares	Apr. 12, 2016	Mar. 24, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 28, 2015	Nov. 30, 2015 USD ($)	Oct. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 08, 2015 USD ($) member $ / shares shares	Aug. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 24, 2015 USD ($)	May 28, 2015 shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Oct. 11, 2016 USD ($)	Jan. 29, 2016 USD ($)	Dec. 03, 2015 $ / shares shares	Jun. 24, 2014 USD ($)	Sep. 16, 2013 $ / shares	May 10, 2012 $ / shares shares
Business Acquisition [Line Items]
Contingent consideration																	$ 2,250,000
Increase in fair value of contingent consideration related to acquisitions																										$ 0	$ 2,222,000
Common stock, par value (usd per share) | $ / shares																				$ 0.001			$ 0.001			$ 0.001	$ 0.001
Number of warrants issued (shares) | shares																																	1,068.181875
Exercise price per share (in dollars per share) | $ / shares																																$ 1,840	$ 12,800
Common stock, shares issued (in shares) | shares																				1,169,156			3,056,353			3,023,753	1,169,156
Number members on the board | member																	3
Common stock issued to settle notes											$ 825,000												$ 28,500,000	$ 0		$ 868,000	$ 0
Series D issuance											$ 110,000												7,600,000	$ 0		110,000	0
Shares issued (shares) | shares																														437,500
Share price (in dollars per share) | $ / shares																														$ 9.4
Long-term debt																				$ 24,091,000						28,712,000	24,091,000
Transaction termination fee revenue			$ 75,000																							$ 75,000
Shares of stock reverted to company | shares			4,200																							4,200
Transitional services										45 days
Impairment of intangible assets																										$ 0	2,086,000
Impairments of goodwill																									$ 1,672,000	0	0
Rant, Inc.
Business Acquisition [Line Items]
Contingent consideration				$ 3,000,000
Liabilities assumed in acquisition				1,990,000
Consideration transferred				$ 7,600,000
Wetpaint
Business Acquisition [Line Items]
Impairments of goodwill																										10,708,000
Choose Digital
Business Acquisition [Line Items]
Contingent payment period																					5 days
Contingent consideration at time of acquisition																				$ 4,792,000	$ 4,792,000						4,792,000				$ 2,570,000
Increase in fair value of contingent consideration related to acquisitions																										2,222,000	2,222,000
Purchase price commitment						$ 300,000						$ 517,000		$ 521,000	$ 524,000	$ 528,000		$ 532,000	$ 668,000				400,000
Purchase price final payment							$ 1,754,000																			1,754,000			$ 1,754,000
Contingent consideration, interest																					170,000
Contingent consideration, legal fees																					$ 82,000
Monthly payment																							$ 100,000			$ 100,000
Installment interest rate																							9.00%			9.00%
Shares pledged as collateral (shares) | shares							100,000
Impairment of intangible assets																											$ 2,085,000
Impairments of goodwill																										$ 4,335,000
DraftDay.com
Business Acquisition [Line Items]
Contingent consideration																	$ 2,250,000
Number of shares issued in acquisition (shares) | shares																	67,879
Liabilities assumed in acquisition																	$ 1,392,000
DDGG
Business Acquisition [Line Items]
Number of shares issued in acquisition (shares) | shares								10,394.35
Reduction of debt								$ 71,000
Impairment of intangible assets																										$ 749,000
Series D Preferred Stock
Business Acquisition [Line Items]
Preferred stock, shares outstanding (in shares) | shares									0											0			110			0	0
Common Stock
Business Acquisition [Line Items]
Shares issued (shares) | shares																							1,013,068
Reverse stock split, conversion ratio		0.05											0.001
Series E Preferred Stock
Business Acquisition [Line Items]
Preferred stock, shares outstanding (in shares) | shares																							4,435
Series E Preferred Stock | Rant, Inc.
Business Acquisition [Line Items]
Number of shares issued in acquisition (shares) | shares				4,435
Value of stock converted to common shares (as a percent)				22.00%
MGT Sports | DraftDay.com
Business Acquisition [Line Items]
Number of shares issued in acquisition (shares) | shares																	63,647
Common stock, par value (usd per share) | $ / shares																	$ 0.001
Third Parties | DraftDay.com
Business Acquisition [Line Items]
Number of shares issued in acquisition (shares) | shares																	4,232
Number of warrants issued (shares) | shares																	150
Promissory Note
Business Acquisition [Line Items]
Interest rate																	5.00%
Secured Debt | Rant, Inc.
Business Acquisition [Line Items]
Fair value of debt				$ 3,500,000
Interest rate				12.00%
Conversion price (USD per share) | $ / shares				$ 5.20
Debt instrument, face amount				$ 3,000,000
Promissory Note due September 29, 2015 | Promissory Note
Business Acquisition [Line Items]
Contingent consideration																	$ 250,000
Promissory Note due September 29, 2015 | Promissory Note | MGT Sports | DraftDay.com
Business Acquisition [Line Items]
Contingent consideration																	234,000
Promissory Note due September 29, 2015 | Promissory Note | Third Parties | DraftDay.com
Business Acquisition [Line Items]
Contingent consideration																	16,000
Promissory Note due March 8, 2016 | Promissory Note | MGT Sports | DraftDay.com
Business Acquisition [Line Items]
Contingent consideration																	1,875,000
Promissory Note due March 8, 2016 | Promissory Note | Third Parties | DraftDay.com
Business Acquisition [Line Items]
Contingent consideration																	125,000
Promissory Note due September 8, 2015 | Promissory Note
Business Acquisition [Line Items]
Contingent consideration																	2,000,000
Kuusamo Promissory Notes Due September 29, 2015 | Unsecured Debt
Business Acquisition [Line Items]
Debt instrument, face amount																	16,000									$ 16,000
Kuusamo Promissory Notes Due March 8, 2016 | Unsecured Debt
Business Acquisition [Line Items]
Debt instrument, face amount																	$ 125,000									125,000
Long-term debt																							$ 55,000			54,000
Interest expense																										5,000
DDGG
Business Acquisition [Line Items]
Common stock, shares issued (in shares) | shares																	11,250
Number members on the board | member																	3
Transfers to subsidiary																										502,000
Number of Members Designated by Parent | member																	2
Number Of Members Designated By Affiliate | member																	1
DDGG | MGT Sports | DraftDay.com
Business Acquisition [Line Items]
Number of shares issued in acquisition (shares) | shares																	2,550
Number of warrants issued (shares) | shares																	1,500
Exercise price per share (in dollars per share) | $ / shares																	$ 400.00
DDGG | Third Parties | DraftDay.com
Business Acquisition [Line Items]
Number of shares issued in acquisition (shares) | shares																	150
Number of warrants issued (shares) | shares																	350
Exercise price per share (in dollars per share) | $ / shares																	$ 400.00
DDGG | Third Parties | Common Stock | DraftDay.com
Business Acquisition [Line Items]
Number of shares issued in acquisition (shares) | shares																	7,500
Affiliated Entity | DDGG
Business Acquisition [Line Items]
Number of board members appointed | member																	2
Affiliated Entity | Sportech
Business Acquisition [Line Items]
Number of board members appointed | member																	1
Affiliated Entity
Business Acquisition [Line Items]
Share price (in dollars per share) | $ / shares																														$ 9.4
Affiliated Entity | DDGG | Sportech
Business Acquisition [Line Items]
Common stock, shares issued (in shares) | shares																	9,000
Common Stock
Business Acquisition [Line Items]
Shares converted to common stock (shares) | shares									18,331.5
Shares issued (in shares) | shares																				102,439		181,308.95
Preferred Stock
Business Acquisition [Line Items]
Series D issuance																										$ 110,000
Preferred Stock | Series D Preferred Stock
Business Acquisition [Line Items]
Shares converted to common stock (shares) | shares									110
Preferred Stock | DDGG | Series A Preferred Stock
Business Acquisition [Line Items]
Shares issued (in shares) | shares							550
Share price (in dollars per share) | $ / shares							$ 1
Preferred Stock | DDGG | Sportech | Series A Preferred Stock
Business Acquisition [Line Items]
Shares issued (in shares) | shares							450
Share price (in dollars per share) | $ / shares							$ 1																$ 1			$ 1
Second MGT Exchange Agreement
Business Acquisition [Line Items]
Convertible debt					$ 940,000
Notes redeemed amount					$ 11,000
Second MGT Exchange Agreement | Common Stock
Business Acquisition [Line Items]
Common shares issued subject to certain adjustments (shares) | shares					132,092
DDGG
Business Acquisition [Line Items]
Purchase price commitment																							$ 500,000			$ 500,000
Impairment of intangible assets																										$ 749,000
Subsequent Event | Rant, Inc.
Business Acquisition [Line Items]
Contingent consideration				3,000,000
Liabilities assumed in acquisition				$ 2,000,000
Subsequent Event | Common Stock
Business Acquisition [Line Items]
Shares issued (shares) | shares	136,304
Reverse stock split, conversion ratio		0.05
Subsequent Event | Series E Preferred Stock | Rant, Inc.
Business Acquisition [Line Items]
Shares issued (shares) | shares				4,435
Subsequent Event | Secured Debt | Rant, Inc.
Business Acquisition [Line Items]
Debt instrument, face amount				$ 3,000,000
Subsequent Event | Conversion of MGT Sports Convertible Securities
Business Acquisition [Line Items]
Payment of interest	$ 16,000
Subsequent Event | Conversion of MGT Sports Convertible Securities | Common Stock
Business Acquisition [Line Items]
Common shares issued subject to certain adjustments (shares) | shares	136,304
Subsequent Event | DDGG
Business Acquisition [Line Items]
Transfers to subsidiary																												$ 550,000